Derivative financial instruments - Disclosure of derivatives held for trading and risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 83,792,768	£ 64,625,859
Held for risk management
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	221,158	212,817
At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	291,562	255,219
Derivative liabilities held for trading	(278,636)	(249,380)
Derivative financial assets held for hedging	794	892
Derivative liabilities held for risk management	(695)	(500)
At fair value | Held for risk management
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	794	892
Derivative liabilities held for risk management	(695)	(500)
At fair value | Held for risk management | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	611	642
Derivative liabilities held for risk management	(307)	(8)
At fair value | Held for risk management | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	147	140
Derivative liabilities held for risk management	(322)	(447)
At fair value | Held for risk management | Hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	36	110
Derivative liabilities held for risk management	(66)	(45)
Foreign exchange derivatives | At fair value | Held for risk management | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	611	625
Derivative liabilities held for risk management	(307)	(8)
Foreign exchange derivatives | At fair value | Held for risk management | Hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	36	110
Derivative liabilities held for risk management	(66)	(45)
Interest rate derivatives | At fair value | Held for risk management | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	17
Derivative liabilities held for risk management	0	0
Interest rate derivatives | At fair value | Held for risk management | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	147	140
Derivative liabilities held for risk management	(322)	(447)
OTC derivatives | At fair value | Held for risk management
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	794	892
Derivative liabilities held for risk management	(695)	(500)
Derivatives cleared by central counterparty | At fair value | Held for risk management
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Derivatives cleared by central counterparty | Interest rate derivatives | At fair value | Held for risk management | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Derivatives cleared by central counterparty | Interest rate derivatives | At fair value | Held for risk management | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Held for trading
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	83,571,610	64,413,042
Held for trading | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	291,562	255,219
Derivative liabilities held for trading	(278,636)	(249,380)
Held for trading | Foreign exchange derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	123,614	87,361
Derivative liabilities held for trading	(116,727)	(83,139)
Held for trading | Interest rate derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	96,313	110,165
Derivative liabilities held for trading	(83,953)	(97,445)
Held for trading | Credit derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	6,898	7,662
Derivative liabilities held for trading	(7,455)	(8,630)
Held for trading | Equity and stock index derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	62,911	48,170
Derivative liabilities held for trading	(68,627)	(58,318)
Held for trading | Commodity derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,826	1,861
Derivative liabilities held for trading	(1,874)	(1,848)
Held for trading | OTC derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	241,040	215,006
Derivative liabilities held for trading	(227,078)	(206,888)
Held for trading | OTC derivatives | Foreign exchange derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	123,379	86,830
Derivative liabilities held for trading	(116,485)	(82,625)
Held for trading | OTC derivatives | Interest rate derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	92,206	105,405
Derivative liabilities held for trading	(79,936)	(92,485)
Held for trading | OTC derivatives | Credit derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,474	4,936
Derivative liabilities held for trading	(4,307)	(6,005)
Held for trading | OTC derivatives | Equity and stock index derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	21,964	17,791
Derivative liabilities held for trading	(26,318)	(25,769)
Held for trading | OTC derivatives | Commodity derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	17	44
Derivative liabilities held for trading	(32)	(4)
Held for trading | Derivatives cleared by central counterparty | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,095	5,191
Derivative liabilities held for trading	(4,702)	(5,202)
Held for trading | Derivatives cleared by central counterparty | Foreign exchange derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	228	529
Derivative liabilities held for trading	(235)	(512)
Held for trading | Derivatives cleared by central counterparty | Interest rate derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,443	1,936
Derivative liabilities held for trading	(1,319)	(2,065)
Held for trading | Derivatives cleared by central counterparty | Credit derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,424	2,726
Derivative liabilities held for trading	(3,148)	(2,625)
Held for trading | Exchange traded derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	45,427	35,022
Derivative liabilities held for trading	(46,856)	(37,290)
Held for trading | Exchange traded derivatives | Foreign exchange derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7	2
Derivative liabilities held for trading	(7)	(2)
Held for trading | Exchange traded derivatives | Interest rate derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,664	2,824
Derivative liabilities held for trading	(2,698)	(2,895)
Held for trading | Exchange traded derivatives | Equity and stock index derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	40,947	30,379
Derivative liabilities held for trading	(42,309)	(32,549)
Held for trading | Exchange traded derivatives | Commodity derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,809	1,817
Derivative liabilities held for trading	(1,842)	(1,844)
Derivative financial assets | Held for risk management
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	221,158	212,817
Derivative financial assets | Held for risk management | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	113,323	114,225
Derivative financial assets | Held for risk management | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	103,822	94,859
Derivative financial assets | Held for risk management | Hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,013	3,733
Derivative financial assets | Foreign exchange derivatives | Held for risk management | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	26,564	17,995
Derivative financial assets | Foreign exchange derivatives | Held for risk management | Hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,013	3,733
Derivative financial assets | Interest rate derivatives | Held for risk management | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	0	266
Derivative financial assets | Interest rate derivatives | Held for risk management | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	7,234	4,670
Derivative financial assets | OTC derivatives | Held for risk management
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	37,811	26,664
Derivative financial assets | Derivatives cleared by central counterparty | Held for risk management
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	183,347	186,153
Derivative financial assets | Derivatives cleared by central counterparty | Interest rate derivatives | Held for risk management | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	86,759	95,964
Derivative financial assets | Derivatives cleared by central counterparty | Interest rate derivatives | Held for risk management | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	96,588	90,189
Derivative financial assets | Held for trading
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	83,571,610	64,413,042
Derivative financial assets | Held for trading | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	8,510,940	6,735,802
Derivative financial assets | Held for trading | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	70,358,974	53,559,445
Derivative financial assets | Held for trading | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,537,115	1,448,350
Derivative financial assets | Held for trading | Equity and stock index derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,945,271	2,465,548
Derivative financial assets | Held for trading | Commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	219,310	203,897
Derivative financial assets | Held for trading | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	35,878,783	27,256,478
Derivative financial assets | Held for trading | OTC derivatives | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	8,242,887	6,531,231
Derivative financial assets | Held for trading | OTC derivatives | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	26,437,086	19,684,538
Derivative financial assets | Held for trading | OTC derivatives | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	593,702	587,472
Derivative financial assets | Held for trading | OTC derivatives | Equity and stock index derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	598,024	448,503
Derivative financial assets | Held for trading | OTC derivatives | Commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	7,084	4,734
Derivative financial assets | Held for trading | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	37,433,417	28,122,296
Derivative financial assets | Held for trading | Derivatives cleared by central counterparty | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	240,612	186,672
Derivative financial assets | Held for trading | Derivatives cleared by central counterparty | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	36,249,392	27,074,746
Derivative financial assets | Held for trading | Derivatives cleared by central counterparty | Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	943,413	860,878
Derivative financial assets | Held for trading | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	10,259,410	9,034,268
Derivative financial assets | Held for trading | Exchange traded derivatives | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	27,441	17,899
Derivative financial assets | Held for trading | Exchange traded derivatives | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	7,672,496	6,800,161
Derivative financial assets | Held for trading | Exchange traded derivatives | Equity and stock index derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,347,247	2,017,045
Derivative financial assets | Held for trading | Exchange traded derivatives | Commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 212,226	£ 199,163